S000057567 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	90 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	13.96%
Russell 2500 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.00%	8.77%	9.32%
iShares Russell 2500 ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.90%	8.79%	9.31%
Performance Inception Date				Jul. 06, 2017
iShares Russell 2500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.51%	8.27%	8.75%
iShares Russell 2500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.23%	6.75%	7.27%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.